Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Cash and Cash Equivalents

	2025	2024

Cash on hand	1,002	1,000
Cash at bank	2,083,672	3,543,837
Total cash and cash equivalents	2,084,674	3,544,837

	2025	2024

Cash as per above	2,084,674	3,544,837
Balance as per statement of cash flows	2,084,674	3,544,837